Exhibit 99.1

World Omni Select Auto Trust 2026-A

Monthly Servicer Certificate

September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	654,912,606.31	21,190
Principal Payments	18,083,873.90	480
Defaulted Receivables	557,612.56	16
Repurchased Accounts	0.00	0
Pool Balance at 09/30/26	636,271,119.85	20,694

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.41%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	688,498,417.30	21,839

Delinquent Receivables:
Past Due 31-60 days	26,904,487.61	1,058
Past Due 61-90 days	7,251,639.44	250
Past Due 91-120 days	2,283,973.39	71
Past Due 121+ days	0.00	0
Total	36,440,100.44	1,379

Total 31+ Delinquent as % Ending Pool Balance	5.73%
Total 61+ Delinquent as % Ending Pool Balance	1.50%
Delinquency Trigger Occurred	NO

Recoveries	326,121.50
Aggregate Net Losses/(Gains) - September 2026	231,491.06
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	0.22%
Second Prior Net Losses/(Gains) Ratio	0.09%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	85,896,601.18
Actual Overcollateralization	80,878,527.17
Weighted Average Contract Rate	9.85%
Weighted Average Remaining Term	65.23

Flow of Funds	$ Amount
Collections	23,596,646.94
Investment Earnings on Cash Accounts	16,643.64
Servicing Fee	(682,200.63)
Transfer to Collection Account	-
Available Funds	22,931,089.95

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,920,663.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	119,966.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	145,551.25
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	20,744,909.68
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	22,931,089.95

Servicing Fee	682,200.63
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	551,480,000.00
Original Class B	29,260,000.00
Original Class C	34,450,000.00

Total Class A, B, C
Note Balance @ 09/15/26	576,137,502.36
Principal Paid	20,744,909.68
Note Balance @ 10/15/26	555,392,592.68

Class A-1
Note Balance @ 09/15/26	78,547,502.36
Principal Paid	20,744,909.68
Note Balance @ 10/15/26	57,802,592.68
Note Factor @ 10/15/26	49.1518645%

Class A-2a
Note Balance @ 09/15/26	206,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	206,940,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-2b
Note Balance @ 09/15/26	40,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	40,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-3
Note Balance @ 09/15/26	186,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	186,940,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	29,260,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	29,260,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	34,450,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	34,450,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,186,180.27
Total Principal Paid	20,744,909.68
Total Paid	22,931,089.95

Class A-1
Coupon	4.03400%
Interest Paid	264,050.52
Principal Paid	20,744,909.68
Total Paid to A-1 Holders	21,008,960.20

Class A-2a
Coupon	4.52000%
Interest Paid	779,474.00
Principal Paid	0.00
Total Paid to A-2a Holders	779,474.00

Class A-2b
SOFR Rate	3.64850%
Coupon	4.20850%
Interest Paid	140,283.33
Principal Paid	0.00
Total Paid to A-2b Holders	140,283.33

Class A-3
Coupon	4.73000%
Interest Paid	736,855.17
Principal Paid	0.00
Total Paid to A-3 Holders	736,855.17

Class B
Coupon	4.92000%
Interest Paid	119,966.00
Principal Paid	0.00
Total Paid to B Holders	119,966.00

Class C
Coupon	5.07000%
Interest Paid	145,551.25
Principal Paid	0.00
Total Paid to C Holders	145,551.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5536668
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.7211425
Total Distribution Amount	37.2748093

A-1 Interest Distribution Amount	2.2453276
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	176.4022932
Total A-1 Distribution Amount	178.6476208

A-2a Interest Distribution Amount	3.7666667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7666667

A-2b Interest Distribution Amount	3.5070833
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.5070833

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

B Interest Distribution Amount	4.1000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1000000

C Interest Distribution Amount	4.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,442,492.09
Investment Earnings	9,904.48
Investment Earnings Paid	(9,904.48)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,442,492.09
Change	-

Required Reserve Amount	3,442,492.09

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2026-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.